Financial risk management	12 Months Ended
Dec. 31, 2018
Financial risk management [Abstract]
Financial risk management
Note 3.- Financial risk management

Atlantica Yield’s activities are exposed to various financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. Risk is managed by the Company’s Risk Finance and Compliance Departments, which are responsible for identifying and evaluating financial risks quantifying them by project, region and company, in accordance with mandatory internal management rules. Written internal policies exist for global risk management, as well as for specific areas of risk. In addition, there are official written management regulations regarding key controls and control procedures for each company and the implementation of these controls is monitored through internal audit procedures.

a)	Market risk

The Company is exposed to market risk, such as movement in foreign exchange rates and interest rates. All of these market risks arise in the normal course of business and the Company does not carry out speculative operations. For the purpose of managing these risks, the Company uses a series of interest rate swaps and options, and currency options. None of the derivative contracts signed has an unlimited loss exposure.

-	Interest rate risk

Interest rate risk arises when the Company’s activities are exposed to changes in interest rates, which arises from financial liabilities at variable interest rates. The main interest rate exposure for the Company relates to the variable interest rate with reference to the Libor and Euribor. To minimize the interest rate risk, the Company primarily uses interest rate swaps and interest rate options (caps), which, in exchange for a fee, offer protection against an increase in interest rates. The Company does not use derivatives for speculative purposes.

As a result, the notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, are very diverse, including the following:

o	Project debt in Euros: the Company hedges between 81% and 100% of the notional amount, maturities until 2030 and average guaranteed interest rates of between 0.60% and 4.87%.

o	Project debt in U.S. dollars: the Company hedges between 70% and 100% of the notional amount, including maturities until 2034 and average guaranteed interest rates of between 2.32% and 5.27%.

In connection with the interest rate derivative positions of the Company, the most significant impacts on these consolidated financial statements are derived from the changes in EURIBOR or LIBOR, which represent the reference interest rate for the majority of the debt of the Company. In the event that Euribor and Libor had risen by 25 basis points as of December 31, 2018, with the rest of the variables remaining constant, the effect in the consolidated income statement would have been a loss of $2,731 thousand (a loss of $1,066 thousand in 2017 and a loss of $2,563 thousand in 2016) and an increase in hedging reserves of $32,928 thousand ($39,142 thousand in 2017 and $37,290 thousand in 2016). The increase in hedging reserves would be mainly due to an increase in the fair value of interest rate swaps designated as hedges.

A breakdown of the interest rates derivatives as of December 31, 2018 and 2017, is provided in Note 9.

-	Currency risk

The main cash flows in the entities included in these consolidated financial statements are cash collections arising from long-term contracts with clients and debt payments arising from project finance repayment. Given that financing of the projects is always closed in the same currency in which the contract with client is signed, a natural hedge exists for the main operations of the Company.

In addition, the Company policy is to contract currency options with leading financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rate on the net distributions expected from Spanish solar assets. The net Euro exposure is 100% covered for the coming 12 months and 75% for the following 12 months on a rolling basis.

b)	Credit risk

The Company considers that it has a limited credit risk with clients as revenues derive from power purchase agreements with electric utilities and state-owned entities. The Company has investment grade offtakers in all the assets except for Quadra 1&2, ATN2, Skikda and Honaine, which represent a low percentage of the cash available for distribution on a run-rate basis. In the case of Kaxu, the offtaker has a counter-guarantee from the Republic of South Africa.

c)	Liquidity risk

Atlantica Yield’s liquidity and financing policy is intended to ensure that the Company maintains sufficient funds to meet our financial obligations as they fall due.

Project finance borrowing permits the Company to finance the project through project debt and thereby insulate the rest of its assets from such credit exposure. The Company incurs in project-finance debt on a project-by-project basis.

The repayment profile of each project is established on the basis of the projected cash flow generation of the business. This ensures that sufficient financing is available to meet deadlines and maturities, which mitigates the liquidity risk significantly.